Leases	6 Months Ended
Jun. 30, 2023
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right-of-use assets:

	June 30, 2023	December 31, 2022
	€	€
Balance at beginning of period	432,965	243,251
Addition	—	303,734
Depreciation charges	(96,144)	(114,020)
Impact of transaction of foreign currency	(2,581)	—
Balance at end of period	334,240	432,965

The following table provides information about the Group’s lease liabilities at June 30, 2023:

	June 30, 2023	December 31, 2022
	€	€
Office leases	(338,428)	(436,822)
Total lease liability	(338,428)	(436,822)
Current portion	(228,120)	(187,404)
Non-current portion	(110,308)	(249,418)

Office leases consist of a lease agreement entered into on June 1, 2021 for office space in Lexington, United States of America, and a lease entered into on December 1, 2022, for offices in Leiden, The Netherlands. Both leases have terms of three years and were assessed as being long-term.

The average incremental borrowing rate applied to the lease liabilities was 7.77% during the six months ended June 30, 2023 (2022: 3.12%). Cash outflows related to leases during the three and six months ended June 30, 2023, were

€33,497 and €90,249, respectively, and for the three and six months ended June 30, 2022, were €16,022 and €38,428, respectively.